SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		7 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED COMPENSATION
Compensation expense				¥ 59,843	¥ 64,165	¥ 4,061
Settlement of liability-classified restricted shares award				4,462	7,539
Directors
SHARE-BASED COMPENSATION
Liability to settle		¥ 11,733
Liability to settle in cash		4,194
Liability to settle in shares		7,539
Compensation expense		¥ 11,733		0
Liability paid in cash	¥ 4,194
Restricted shares
SHARE-BASED COMPENSATION
Compensation expense				¥ 56,237	¥ 4,697
Restricted shares | Directors
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted shares award			¥ 4,462
Settlement of liability-classified restricted shares award (in shares)	877,400		502,000
Percentage of shares restricted to sale or otherwise disposal	50.00%
Period of restriction on sale or otherwise disposal	1 year